EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Reconciliation of the income and share data used in the basic and diluted earnings per share computations
The following table reconciles the income and share data used in the basic and diluted earnings per share (EPS) computations:

In millions of dollars, except per share amounts	2021	2020	2019
Earnings per common share
Income from continuing operations before attribution of noncontrolling interests	$22,018	$11,107	$19,471
Less: Noncontrolling interests from continuing operations	73	40	66
Net income from continuing operations (for EPS purposes)	$21,945	$11,067	$19,405
Loss from discontinued operations, net of taxes	7	(20)	(4)
Citigroup’s net income	$21,952	$11,047	$19,401
Less: Preferred dividends(1)	1,040	1,095	1,109
Net income available to common shareholders	$20,912	$9,952	$18,292
Less: Dividends and undistributed earnings allocated to employee restricted and deferred shares with rights to dividends, applicable to basic EPS	154	73	121
Net income allocated to common shareholders for basic EPS	$20,758	$9,879	$18,171
Weighted-average common shares outstanding applicable to basic EPS (in millions)	2,033.0	2,085.8	2,249.2
Basic earnings per share(2)
Income from continuing operations	$10.21	$4.75	$8.08
Discontinued operations	—	(0.01)	—
Net income per share—basic	$10.21	$4.74	$8.08
Diluted earnings per share
Net income allocated to common shareholders for basic EPS	$20,758	$9,879	$18,171
Add back: Dividends allocated to employee restricted and deferred shares with rights to dividends that are forfeitable	31	30	33
Net income allocated to common shareholders for diluted EPS	$20,789	$9,909	$18,204
Weighted-average common shares outstanding applicable to basic EPS (in millions)	$2,033.0	$2,085.8	$2,249.2
Effect of dilutive securities
Options(3)	—	0.1	0.1
Other employee plans	16.4	13.1	16.0
Adjusted weighted-average common shares outstanding applicable to diluted EPS (in millions)(4)	2,049.4	2,099.0	2,265.3
Diluted earnings per share(2)
Income from continuing operations	$10.14	$4.73	$8.04
Discontinued operations	—	(0.01)	—
Net income per share—diluted	$10.14	$4.72	$8.04

(1)See Note 20 for the potential future impact of preferred stock dividends.
(2)Due to rounding, earnings per share on continuing operations and discontinued operations may not sum to earnings per share on net income.
(3)During 2021, there were no weighted-average options outstanding. During 2021, no significant options to purchase shares of common stock were outstanding. During 2020, weighted-average options to purchase 0.1 million shares of common stock were outstanding but not included in the computation of earnings per share because the weighted-average exercise price of $56.25 per share was anti-dilutive.
(4)Due to rounding, weighted-average common shares outstanding applicable to basic EPS and the effect of dilutive securities may not sum to weighted-average common shares outstanding applicable to diluted EPS.